Amortization Expense Related to Computer Software (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Licensed computer software
Amortization expense related to:
Amortization expenses	$ 41,823	$ 36,775	$ 33,511
Software development costs
Amortization expense related to:
Amortization expenses	22,740	25,248	21,430
Acquisition technology intangibles
Amortization expense related to:
Amortization expenses	$ 16,734	$ 19,683	$ 15,855